Related Party Transactions - Additional Information (Detail) - USD ($)					1 Months Ended	6 Months Ended		9 Months Ended
	Sep. 14, 2021	Sep. 13, 2021	Aug. 21, 2021	Mar. 24, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 14, 2021	Sep. 30, 2022	Dec. 31, 2021	Sep. 13, 2022	Mar. 31, 2021
Related Party Transaction [Line Items]
Proceeds from Related Party Debt						$ 188,804		$ 460,000	$ 188,804
Common Class B [Member]
Related Party Transaction [Line Items]
Percentage of common stock issued and outstanding									20.00%
Common Class A [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues			5,000,000
Founder Shares [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Percentage of common stock issued and outstanding				20.00%
Sponsor [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount											$ 300,000
Proceeds from Related Party Debt	$ 188,804						$ 188,804
Sponsor [Member] | Share Price more than or Equals to USD Twelve [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Share Transfer, Trigger Price Per Share					$ 12			$ 12	$ 12
Number of Consecutive Trading Days For Determining Share Price									20 days
Number of Trading Days for Determining Share Price									30 days
Threshold Number of Trading Days For Determining Share Price From Date of Business Combination				120 days
Sponsor [Member] | Founder Shares [Member] | Two third-party investors [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Issued for Services					850,000
Sponsor [Member] | Founder Shares [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Value, Issued for Services				$ 5,750,000
Stock Issued During Period, Shares, New Issues				25,000
Sponsor [Member] | Working Capital Loan [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current					$ 0			$ 0	$ 0
Debt instrument, Convertible, Carrying amount of equity component									$ 1,500,000
Debt instrument, Convertible, Conversion price									$ 1.5
Bank Overdrafts					0			0	$ 0
Sponsor [Member] | Administrative and Support Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction		$ 10,000
Anchor investor [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Issued for Services				1,452,654
Sponsor And Metric [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount										$ 490,000
Due to Related Parties, Current					$ 460,000			$ 460,000